Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2021 and 2022, are analyzed as follows:

	December 31,
Vessel (Borrower)	2021	2022
(a) “Northsea Alpha” (Secondone)	$2,890	$—
(a) “Northsea Beta” (Thirdone)	2,890	—
(b) “Pyxis Malou” (Fourthone)	7,320	6,616
(c) “Pyxis Theta” (Seventhone)	13,750	12,550
(d) “Pyxis Epsilon” (Eighthone)	16,100	14,900
(e) “Pyxis Karteria” (Tenthone)	13,150	11,800
(b) “Pyxis Lamda” (Eleventhone)	21,680	19,884
Total	$77,780	$65,750

Current portion	$12,030	$6,100
Less: Current portion of deferred financing costs	(335)	(271)
Current portion of long-term debt, net of deferred financing costs, current	$11,695	$5,829

Long-term portion	$65,750	$59,650
Less: Non-current portion of deferred financing costs	(870)	(603)
Long-term debt, net of current portion and deferred financing costs, non-current	$64,880	$59,047

Schedule of Principal Payments	The annual principal payments required to be made after December 31, 2022, are as follows:
To December 31,	Amount
2023	$6,100
2024	6,100
2025	15,050
2026 and thereafter	38,500
Total	$65,750